Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net profit or loss	$ (1,312)	$ 2,228	$ 26
Weighted average number of shares outstanding	391,722,944	392,719,453	392,792,602
Basic earnings per share	$ (3.35)	$ 5.67	$ 0.07
Diluted earnings per share	$ (3.35)	$ 5.67	$ 0.07